RISK MANAGEMENT POLICIES - Sensitivity to reasonably possible additional variation in interest rates for next year (Details) - Interest rate risk - ARS ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk
Decrease in the interest rate	$ (89,950,000)	$ 993,025,000
Increase in the interest rate	$ (215,583,000)	$ (1,585,487,000)
Argentina, Pesos
Interest rate risk
Decrease in the interest rate	4.00%	4.00%
Increase in the interest rate	4.00%	4.00%
US Dollar
Interest rate risk
Decrease in the interest rate	2.00%	2.00%
Increase in the interest rate	2.00%	2.00%